Revenue Recognition - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by Geography
Revenue	$ 62,753	$ 61,860	$ 60,530
Americas
Revenue by Geography
Revenue	31,266	31,666	31,057
Europe/Middle East/Africa
Revenue by Geography
Revenue	19,429	18,492	17,950
Asia Pacific
Revenue by Geography
Revenue	$ 12,058	$ 11,702	$ 11,522